Balance Sheet Components Movement of Allowance for Credit Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
BALANCE SHEET COMPONENTS [Abstract]
Beginning balance		$ 7,007	$ 3,956	$ 7,574
Changes on initial application of ASU 2016-13	[1]	0	3,383	0
Additional allowance for credit losses, net of recoveries		6,292	2,419	4,724
Write-offs		(1,155)	(3,231)	(8,237)
Exchange difference		214	480	(105)
Ending balance		$ 12,358	$ 7,007	$ 3,956

[1]	The Company adopted ASU 2016-13 using the modified retrospective transition approach. The adjustments arising from the new CECL model are recognized in the opening Consolidated Balance Sheet on January 1, 2020.